Segment information (Tables)	6 Months Ended
Jun. 30, 2015
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income before taxes
in	2Q15	1Q15	2Q14	6M15	6M14
Net revenues (CHF million)
Private Banking & Wealth Management	3,152	2,972	3,046	6,124	6,286
Investment Banking	3,381	3,583	3,342	6,964	6,758
Corporate Center	408	118	45	526	(142)
Noncontrolling interests without SEI	14	(26)	30	(12)	390
Net revenues	6,955	6,647	6,463	13,602	13,292
Income/(loss) from continuing operations before taxes (CHF million)
Private Banking & Wealth Management	937	834	(749)	1,771	263
Investment Banking	615	945	752	1,560	1,579
Corporate Center	94	(241)	(373)	(147)	(812)
Noncontrolling interests without SEI	10	(27)	24	(17)	367
Income/(loss) from continuing operations before taxes	1,656	1,511	(346)	3,167	1,397
Total assets
end of	2Q15	1Q15	4Q14	2Q14
Total assets (CHF million)
Private Banking & Wealth Management	356,057	366,391	345,949	322,669
Investment Banking	459,977	489,202	529,044	525,101
Corporate Center	62,425	47,797	45,248	42,509
Noncontrolling interests without SEI	863	1,000	1,221	1,301
Total assets	879,322	904,390	921,462	891,580